Business Description and Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Recent Accounting Pronouncements

Recent Accounting Pronouncements

No recent accounting pronouncements or other authoritative guidelines have been issued that management considers likely to have a material impact on our consolidated financial statements.